Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 11,960	$ 12,540	$ 12,512	$ 13,169	$ 14,971
Provision for credit losses	1,744	2,528	3,770	2,442	1,395
Interest income on certain impaired loans	(166)	(186)	(205)	(198)	(211)
Loan charge-offs	(4,428)	(4,587)	(5,247)	(4,454)	(4,724)
Loan recoveries	1,684	1,659	1,727	1,562	1,779
Net loan charge-offs	(2,744)	(2,928)	(3,520)	(2,892)	(2,945)
Other	(87)	6	(17)	(9)	(41)
Allowance for credit losses, ending balance	10,707	11,960	12,540	12,512	13,169
Components:
Allowance for loan losses						$ 9,775	$ 11,004	$ 11,419	$ 11,545	$ 12,319
Allowance for unfunded credit commitments						932	956	1,121	967	850
Total allowance for credit losses	$ 11,960	$ 12,540	$ 12,512	$ 13,169	$ 14,971	$ 10,707	$ 11,960	$ 12,540	$ 12,512	$ 13,169
Net loan charge-offs as a percentage of average total loans	0.29%	0.31%	0.37%	0.33%	0.35%
Allowance for loan losses as a percentage of total loans						1.03%	1.15%	1.18%	1.26%	1.43%
Allowance for credit losses as a percentage of total loans						1.12%	1.25%	1.30%	1.37%	1.53%
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 6,632	$ 7,394
Provision for credit losses	281	(261)
Interest income on certain impaired loans	(47)	(59)
Loan charge-offs	(839)	(872)	$ (1,488)	$ (811)	$ (717)
Loan recoveries	410	426	428	424	673
Net loan charge-offs	(429)	(446)
Other	(20)	4
Allowance for credit losses, ending balance	6,417	6,632	7,394
Components:
Total allowance for credit losses	6,632	7,394	7,394			$ 6,417	$ 6,632	$ 7,394
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(727)	(789)	(1,419)	(734)	(627)
Loan recoveries	304	297	263	252	369
Commercial Real Estate Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(42)	(38)	(27)	(59)	(66)
Loan recoveries	70	82	116	127	160
Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	0	0	(1)	(4)	(9)
Loan recoveries	13	30	38	37	136
Lease Financing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(70)	(45)	(41)	(14)	(15)
Loan recoveries	23	17	11	8	8
Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	5,328	5,146
Provision for credit losses	1,463	2,789
Interest income on certain impaired loans	(119)	(127)
Loan charge-offs	(3,589)	(3,715)	(3,759)	(3,643)	(4,007)
Loan recoveries	1,274	1,233	1,299	1,138	1,106
Net loan charge-offs	(2,315)	(2,482)
Other	(67)	2
Allowance for credit losses, ending balance	4,290	5,328	5,146
Components:
Total allowance for credit losses	5,328	5,146	5,146			$ 4,290	$ 5,328	$ 5,146
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(179)	(240)	(452)	(507)	(721)
Loan recoveries	267	288	373	245	212
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(179)	(279)	(495)	(635)	(864)
Loan recoveries	219	266	266	259	238
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,599)	(1,481)	(1,259)	(1,116)	(1,025)
Loan recoveries	307	239	207	175	161
Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(947)	(1,002)	(845)	(742)	(729)
Loan recoveries	363	319	325	325	349
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(685)	(713)	(708)	(643)	(668)
Loan recoveries	$ 118	$ 121	$ 128	$ 134	$ 146